Changes in accounting policies (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Changes In Accounting Policies Explanatory
Reconciliation between operating lease commitments disclosed under IAS 17 and lease liabilities recognized under IFRS 16
USD million
Total undiscounted operating lease commitments as of 31 December 2018	4,546
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	424
Total undiscounted lease payments	4,657
Discounted at a weighted average incremental borrowing rate of 3.07%	(720)
IFRS 16 transition adjustment	3,937
Finance lease liabilities as of 31 December 2018	19
Carrying amount of total lease liabilities as of 1 January 2019	3,956

Determination of right-of-use (RoU) assets on transition
USD million	Carrying amount
Recognition of gross RoU assets upon adoption of IFRS16 (IFRS 16 transition adjustment)	3,937
Offset by liabilities recognized as of 31 December 2018	(515)
of which: other non-financial liabilities (lease incentives)	(204)
of which: other financial liabilities measured at amortized cost (rent accruals)	(180)
of which: provisions (onerous lease provisions)	(131)
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019[1]	3,422
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets	38
of which: other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)	19
of which: other non-financial assets (prepaid rent)	19
Reclassification of finance lease receivables from subleases to other financial assets measured at amortized cost resulting in a reduction of RoU assets	(176)
Total right-of-use assets as of 1 January 2019 presented within Property, equipment and software	3,284
1 Total liabilities increased by the same amount upon adoption of IFRS 16.

Changes to the presentation of dividend income and expense from financial instruments measured at fair value through profit or loss
	For the quarter ended				Year-to-date
USD million	31.3.18	30.6.18	30.9.18	31.12.18	31.12.18
Interest income from financial instruments measured at fair value through profit or loss	(572)	(636)	(699)	(401)	(2,308)
Interest expense from financial instruments measured at fair value through profit or loss	160	846	175	151	1,331
Net interest income	(412)	210	(524)	(250)	(976)
Other net income from financial instruments measured at fair value through profit or loss	412	(210)	524	250	976